Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Earnings per share [abstract]
Profit attributable to ordinary shareholders	£ 2,836	£ 1,922	£ 2,274
Weighted-average number of ordinary shares in issue – basic (in shares)	58,504	59,272	60,320
Adjustment for share options and awards (in shares)	730	717	739
Weighted-average number of ordinary shares in issue – diluted (in shares)	59,234	59,989	61,059
Basic earnings per share (in GBP per share)	£ 0.048	£ 0.032	£ 0.038
Diluted earnings per share (in GBP per share)	£ 0.048	£ 0.032	£ 0.037